Foreign Exchange Gain (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Foreign exchange gain (loss)	$ 10.0	$ (18.8)	[1]
CCS - Principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	151.8	63.8
CCS - US Dollar Long-term Debt Maturities And Interest Payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	16.8	(94.3)
US Dollar Long-Term Debt Maturities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(153.6)	4.4
Other Foreign Currency Translation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ (5.0)	$ 7.3

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.